Segment Information - Summary of Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenues	$ 532	$ 26,881	$ 923
Company 1 [Member]
Statement Line Items [Line Items]
Revenues	74	26,127
Company 2 [Member]
Statement Line Items [Line Items]
Revenues	458
Company 3 [Member]
Statement Line Items [Line Items]
Revenues		275	262
Company 4 [Member]
Statement Line Items [Line Items]
Revenues			323
Company 5 [Member]
Statement Line Items [Line Items]
Revenues			129
Company 6 [Member]
Statement Line Items [Line Items]
Revenues		$ 280	$ 206